Taxation (Withholding Tax on Undistributed Dividends) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Withholding Tax Rate	10.00%
Unrecognized deferred tax liability for permanently reinvested earnings	¥ 121,727	¥ 108,525
Korea
Withholding tax accrued for the earnings	¥ 0	¥ 3,852